Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.88%
Denmark–2.01%
Carlsberg A/S, Class B	175,332	$25,655,977
France–15.18%
Bollore S.A.	6,782,063	27,602,875
Bureau Veritas S.A.	923,686	25,500,302
Criteo S.A., ADR(a)	575,778	8,861,223
EssilorLuxottica S.A.	96,808	14,369,901
Kaufman & Broad S.A.	404,795	17,158,304
Metropole Television S.A.	730,831	12,161,794
Pernod Ricard S.A.	94,835	16,448,040
Schneider Electric SE	257,374	25,799,912
Vicat S.A.	149,966	6,249,927
Vinci S.A.	250,967	27,799,347
Vivendi S.A.	417,414	11,433,893
		193,385,518
Germany–14.80%
Allianz SE	126,819	30,400,308
Deutsche Boerse AG	237,908	38,801,301
Knorr-Bremse AG	128,936	14,092,802
MorphoSys AG(a)	273,418	34,244,095
MTU Aero Engines AG	113,601	34,593,164
SAP SE	277,475	36,311,185
		188,442,855
Hungary–0.91%
Gedeon Richter PLC	541,555	11,618,741
Ireland–3.50%
Flutter Entertainment PLC	152,712	17,334,391
ICON PLC(a)	84,226	14,202,188
Origin Enterprises PLC	3,142,459	13,008,406
		44,544,985
Italy–4.04%
Danieli & C. Officine Meccaniche S.p.A., RSP	1,138,513	11,375,853
FinecoBank Banca Fineco S.p.A.	2,324,632	27,212,761
Mediobanca Banca di Credito Finanziario S.p.A.	1,290,835	12,878,381
		51,466,995
Netherlands–7.50%
Aalberts N.V.	223,332	9,750,111
ING Groep N.V.	1,362,520	14,788,187
Prosus N.V.(a)	263,294	18,975,004
SBM Offshore N.V.	1,001,590	17,215,356
Wolters Kluwer N.V.	462,667	34,780,682
		95,509,340
Russia–5.76%
Sberbank of Russia PJSC, Preference Shares	20,691,580	73,416,126
Spain–1.67%
Construcciones y Auxiliar de Ferrocarriles S.A.	479,029	21,257,982
Shares		Value
Sweden–2.54%
Investor AB, Class B	589,889	$32,337,303
Switzerland–6.37%
Alcon, Inc.(a)	206,271	12,185,877
Julius Baer Group Ltd.	107,633	5,380,536
Kuehne + Nagel International AG	126,761	20,513,045
Novartis AG	285,435	27,000,569
OC Oerlikon Corp. AG	1,506,495	16,073,832
		81,153,859
Turkey–2.61%
Haci Omer Sabanci Holding A.S.	10,715,695	17,441,017
Tupras-Turkiye Petrol Rafinerileri A.S.	841,052	15,813,091
		33,254,108
United Kingdom–26.35%
British American Tobacco PLC	558,139	24,672,604
Compass Group PLC	698,568	17,302,260
DCC PLC	644,575	52,150,196
Hays PLC	9,717,979	19,859,215
HomeServe PLC	1,291,440	21,765,098
IG Group Holdings PLC	2,357,021	20,651,075
Informa PLC	1,911,882	19,631,602
John Wood Group PLC	1,909,664	9,437,017
Jupiter Fund Management PLC	2,738,160	13,851,151
Melrose Industries PLC	3,194,161	9,874,880
Reckitt Benckiser Group PLC	218,249	18,076,558
RELX PLC	1,052,726	27,955,671
Savills PLC	2,060,016	33,960,862
TechnipFMC PLC	717,313	11,515,902
Ultra Electronics Holdings PLC	1,168,972	34,876,784
		335,580,875
United States–2.64%
Philip Morris International, Inc.	405,929	33,570,328
Total Common Stocks & Other Equity Interests (Cost $909,111,339)		1,221,194,992
Money Market Funds–4.62%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(b)	20,432,259	20,432,259
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(b)	15,024,447	15,030,457
Invesco Treasury Portfolio, Institutional Class, 1.47%(b)	23,351,153	23,351,153
Total Money Market Funds (Cost $58,808,783)		58,813,869
TOTAL INVESTMENTS IN SECURITIES—100.50% (Cost $967,920,122)		1,280,008,861
OTHER ASSETS LESS LIABILITIES–(0.50)%		(6,388,369)
NET ASSETS–100.00%		$1,273,620,492

See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$25,655,977	$—	$25,655,977
France	8,861,223	184,524,295	—	193,385,518
Germany	—	188,442,855	—	188,442,855
Hungary	—	11,618,741	—	11,618,741
Ireland	14,202,188	30,342,797	—	44,544,985
Italy	—	51,466,995	—	51,466,995
Netherlands	—	95,509,340	—	95,509,340
Russia	73,416,126	—	—	73,416,126
Spain	—	21,257,982	—	21,257,982
Sweden	—	32,337,303	—	32,337,303
Switzerland	—	81,153,859	—	81,153,859
Turkey	—	33,254,108	—	33,254,108
United Kingdom	—	335,580,875	—	335,580,875
United States	33,570,328	—	—	33,570,328
Money Market Funds	58,813,869	—	—	58,813,869
Total Investments	$188,863,734	$1,091,145,127	$—	$1,280,008,861
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco European Growth Fund